STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICALS) - USD ($) $ in Thousands	24 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated other comprehensive income (loss):
Accumulated unrealized gain (loss) on available-for-sale marketable securities	$ (425)	$ (164)	$ 41
Accumulated unrealized gain (loss) on foreign currency cash flows hedge transactions	(45)	(1,456)	325
Accumulated other comprehensive (loss) income	(470)	$ (1,620)	$ 366
Issuance costs for issuance of shares capital related to secondary offering	$ 35